STATEMENT OF INVESTMENTS
BNY Mellon International Stock Fund

February 28, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.5%
Australia - 3.0%
Cochlear	431,100		69,791,758
CSL	686,800		129,683,962
			199,475,720
Canada - 4.9%
Alimentation Couche-Tard	4,259,900		167,203,176
Canadian National Railway	1,218,400		151,148,888
			318,352,064
Denmark - 8.6%
Chr. Hansen Holding	1,592,000	[a,b]	116,309,845
Coloplast, Cl. B	684,800		103,055,534
Novo Nordisk, Cl. B	2,033,000		209,062,159
Novozymes, Cl. B	2,005,512	[a]	131,584,324
			560,011,862
Finland - 1.4%
Kone, Cl. B	1,564,500		91,884,767
France - 10.9%
Air Liquide	782,600		130,482,800
Dassault Systemes	3,026,000	[b]	147,557,330
L'Oreal	358,000		142,499,662
LVMH	256,400		189,713,661
TotalEnergies	2,042,104		104,387,838
			714,641,291
Germany - 5.9%
adidas	493,000	[b]	117,216,204
Merck	748,400	[b]	148,989,928
SAP	1,047,700		119,024,011
			385,230,143
Hong Kong - 6.2%
AIA Group	15,578,600	[b]	161,973,901
CLP Holdings	9,862,500	[a]	100,396,933
Hang Lung Properties	40,583,000		85,065,076
Jardine Matheson Holdings	983,100	[b]	58,494,450
			405,930,360
Ireland - 2.2%
Experian	3,750,400		147,563,970
Japan - 20.2%
Daikin Industries	795,100		146,654,160
FANUC	661,200		121,669,082
Hoya	1,120,900		144,835,119

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 96.5% (continued)
Japan - 20.2% (continued)
Keyence		427,280		199,879,254
Makita		2,050,900		72,695,320
MISUMI Group		1,837,800		58,587,718
Murata Manufacturing		1,900,000		128,693,950
Shin-Etsu Chemical		1,011,600		155,481,860
SMC		314,100		185,921,846
Sysmex		1,382,900		109,751,486
				1,324,169,795
Netherlands - 3.4%
ASML Holding		331,990		222,936,804
Spain - 1.8%
Industria de Diseno Textil		4,400,000	[a,b]	116,430,600
Switzerland - 15.5%
Givaudan		33,400		140,250,136
Kuehne + Nagel International		667,600	[b]	183,005,823
Lonza Group		117,600		81,733,988
Nestle		1,219,000		159,210,359
Novartis		1,630,100		142,800,386
Roche Holding		482,300		183,985,012
SGS		42,000		120,673,863
				1,011,659,567
Taiwan - 3.6%
Taiwan Semiconductor Manufacturing, ADR		2,177,200		232,982,172
United Kingdom - 8.9%
Compass Group		6,860,800		155,911,749
Diageo		3,553,000		177,546,519
Prudential		8,449,600	[b]	128,823,848
Smith & Nephew		6,856,300		122,973,603
				585,255,719
Total Common Stocks (cost $4,029,396,993)				6,316,524,834
	1-Day Yield (%)
Investment Companies - 3.2%
Registered Investment Companies - 3.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $210,969,783)	0.10	210,969,783	[c]	210,969,783

Investment of Cash Collateral for Securities Loaned - .5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $33,353,857)	0.10	33,353,857	[c]	33,353,857
Total Investments (cost $4,273,720,633)		100.2%		6,560,848,474
Liabilities, Less Cash and Receivables		(.2%)		(15,830,037)
Net Assets		100.0%		6,545,018,437

ADR—American Depository Receipt

a Security, or portion thereof, on loan. At February 28, 2022, the value of the fund’s securities on loan was $33,004,988 and the value of the collateral was $33,353,857. In addition, the value of collateral may include pending sales that are also on loan.

b Non-income producing security.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At February 28, 2022, accumulated net unrealized appreciation on investments was $2,287,127,841, consisting of $2,389,500,830 gross unrealized appreciation and $102,372,989 gross unrealized depreciation.

At February 28, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.